Deferred Taxation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Taxation
32	DEFERRED TAXATION

The movements in the deferred taxation account are as follows:

	2018	2017	2016
	RMB	RMB	RMB
At beginning of the year	14,064	6,720	3,807
Transfer to profit and loss (Note 12)	(7,807)	7,539	3,994
Credit/ (debit) to other comprehensive income	226	(195)	(1,081)

At end of the year	6,483	14,064	6,720

Deferred tax balances before offset are attributable to the following items:

	December 31, 2018	December 31, 2017
	RMB	RMB
Deferred tax assets:
Receivables and inventories	8,528	10,387
Tax losses	26,027	27,911
Impairment of long-term assets	7,838	9,712
Other	7,187	7,613

Total deferred tax assets	49,580	55,623

Deferred tax liabilities:
Accelerated tax depreciation	27,948	27,539
Other	15,149	14,020

Total deferred tax liabilities	43,097	41,559

Net deferred tax assets	6,483	14,064

Tax losses that can be carried forward to future years include deferred tax assets arising from the losses of the branches in the eastern region. The tax expenses of the Company’s branches in the eastern and western regions were paid in aggregate according to the requirements of the competent tax authority.

Deferred tax balances after offset are listed as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
Deferred tax assets	23,498	26,724
Deferred tax liabilities	17,015	12,660